Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 4,569,793	₩ 5,711,500
Land [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	765,307	769,843
Buildings and structures [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	1,363,709	1,522,129
Machinery and equipment [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 2,440,777	₩ 3,419,528